Short-term Investments	12 Months Ended
Aug. 31, 2018
Short-term Investments
Short-term Investments

6. Short-term Investments

The Company’s short-term investments included cash deposits at floating rates in commercial banks and available-for-sale securities with maturities of one year or less. The following is a summary of the Company’s short-term investments:

	As of August 31,
	2017	2018	2018
	RMB	RMB	US$
Commercial banks deposits	139,061	511,030	74,821
Available-for-sale securities	274,822	304,824	44,630
	413,883	815,854	119,451

For the years ended August 31, 2016, 2017 and 2018, the Group recognized interest income related to its commercial banks deposits of RMB8,200, RMB12,442 and RMB21,291 (US$3,117), respectively, in the consolidated statements of income.

For the years ended August 31, 2016, 2017 and 2018, the Group recognized realized gain on disposal of available-for-sale securities of RMB2,692, RMB15,147 and RMB18,451 (US$2,701), respectively, as other income in the consolidated statements of income. As of August 31, 2016, 2017 and 2018, there were unrealized gains/(loss) of RMB5,828,  RMB19,123 and RMB(1,776) (US$(260)), respectively.